Share-based Compensation (Tables)	9 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The table below identifies the award activity under the 2019 AEP:

	Awards	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	11,601,185	$54.47
Granted	2,603	54.51
Cancelled and forfeited	(234,922)	54.51
Outstanding and expected to vest as of December 31, 2023	11,368,866	$54.70
(1)As of March 31, 2023, 2019 AEP outstanding awards were liability-classified with a weighted average fair value per RSU of $23.33. For periods presented prior to the IPO, the average grant date fair value per RSU represents the fair value at the IPO.
The table below identifies the award activity under the 2019 EIP:

	Awards	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	192,999	$51.00
Vested	(192,999)	51.00
Outstanding and expected to vest as of December 31, 2023	—	$—
(1)As of March 31, 2023, 2019 EIP outstanding awards were liability-classified with a weighted average fair value per RSU of $37.43. For periods presented prior to the IPO, the average grant date fair value per RSU represents the fair value at the IPO.
The table below identifies the award activity under the 2022 RSU Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	11,129,734	$35.87
Executive Awards converted from liability awards	1,875,202	51.00
Granted	17,134,484	43.68
Vested(2)	(4,969,122)	37.44
Cancelled and forfeited	(532,881)	40.27
Outstanding and expected to vest as of December 31, 2023	24,637,417	$41.97
(1)    Awards and weighted average grant date per share exclude shares related to Annual Awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
(2)    Includes 351,022 liability-classified awards vested and settled in cash in the nine months ended December 31, 2023.

Share-Based Payment Arrangement, Restricted Stock Units And Performance Shares, Activity
The table below identifies all award activity under the Omnibus Incentive Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	—	$—
Granted	1,408,468	57.36
Cancelled and forfeited	(7,533)	63.07
Outstanding and expected to vest as of December 31, 2023	1,400,935	$57.33
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Share-based Compensation Cost
A summary of share-based compensation cost recognized on the Condensed Consolidated Income Statements is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Cost of sales	$8	$4	$34	$7
Selling, general and administrative	49	34	247	52
Research and development	142	65	594	103
Total	$199	$103	$875	$162